Long-Term Contracts (Details) (USD $) In Millions, unless otherwise specified					1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2010	Jan. 30, 2010 Shell Offshore Inc. Gulf of Mexico Bullwinkle Platform [Member]	Dec. 31, 2007 Wild Well [Member] Well	Dec. 31, 2011 Wild Well [Member]	Dec. 31, 2010 Wild Well [Member]	Jan. 31, 2010 Wild Well [Member]
Long-Term Contracts (Textual) [Abstract]
Percentage of ownership acquired by Wild Well in Shell Offshore Inc.'s Gulf of Mexico Bullwinkle platform			100.00%	100.00%
Conveyance of undivided interest in assets and related well plugging and abandonment obligations			49.00%
Performance bonds required to be obtained by Wild Well								$ 50
Amounts to be funded in Escrow account by Wild Well								50
Escrowed cash included in intangible and other long-term assets, net						50.2	33.0
Deferred revenue included in other long-term liabilities						24.6	16.2
Contractual arrangements fixed sum					750
Number of downed oil and gas platforms and related well facilities decommissioned					7
Costs and estimated earnings in excess of billings included in other current assets	$ 133.4	$ 146.9				$ 129.7	$ 144.5